Marketable Securities - Additional Information (Detail) (GEN-PROBE INCORPORATED [Member], USD $)	6 Months Ended	12 Months Ended										6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	3 Months Ended
	Jun. 30, 2012 Investment Y	Dec. 31, 2011 Investment Y	Dec. 31, 2010 Investment	Jun. 30, 2012 Deferred compensation plan assets [Member]	Dec. 31, 2011 Deferred compensation plan assets [Member]	Jun. 30, 2012 Debt Securities [Member]	Dec. 31, 2011 Debt Securities [Member]	Dec. 31, 2010 Debt Securities [Member]	Jun. 30, 2012 Equity security [Member]	Dec. 31, 2011 Equity security [Member]	Dec. 31, 2010 Equity security [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Moody's, A3 Rating [Member]	Dec. 31, 2011 Standard & Poor's, A- Rating [Member]	Jun. 30, 2012 Moody's, Aa1 Rating [Member]	Dec. 31, 2011 Moody's, Aa1 Rating [Member]	Sep. 30, 2011 Pacific Biosciences [Member)	Dec. 31, 2011 Pacific Biosciences [Member)
Schedule Of Marketable Securities [Line Items]
Investment policy limit on the effective maturity term for individual securities	7 years	6 years
Investment policy limit on the effective maturity term for average portfolio	3 years 6 months	3 years
Company's portfolios average maturity term	3	2
Minimum credit rating by credit agency														A3	A-
Company's portfolio average credit quality																AA1	AA1
Debt securities in an unrealized loss position	22	18	110
Average estimated fair value	$ 3,700,000	$ 2,900,000	$ 2,100,000
Average unrealized loss	12,000	11,000	27,000
Other-than-temporary impairment loss on equity investment		39,482,000																39,500,000
Investment in equity before impairment																			50,000,000
Investment in equity after impairment																			10,500,000
Marketable securities, net of current portion	88,713,000	62,237,000	259,317,000			81,600,000	53,000,000	207,200,000	7,100,000	9,200,000	52,100,000
Non-current deferred compensation plan assets invested in mutual funds				$ 6,600,000	$ 6,100,000
Contractual maturity term classified as non-current marketable securities		12 months										12 months	12 months